EXPLORATION, EVALUATION AND PROJECT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Exploration For and Evaluation of Mineral Resources [Abstract]
Exploration, evaluation and project expenses

For the years ended December 31	2017	2016
Minesite exploration and evaluation[1]	$47	$44
Global exploration and evaluation[1]	126	88
Advanced project costs:
Pascua-Lama	122	59
Other	14	17
Corporate development	13	14
Business improvement and innovation	32	15
Total exploration, evaluation and project expenses	$354	$237

[1]	Approximates the impact on operating cash flow.